SCHEDULE OF INVESTMENTS

Xtrackers MSCI Germany Hedged Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.3%
Communication Services - 5.1%
Deutsche Telekom AG	44,849	$730,585
Telefonica Deutschland Holding AG	11,870	30,938
United Internet AG	1,349	40,224
(Cost $954,820)		801,747
Consumer Discretionary - 12.8%
adidas AG	2,428	671,572
Bayerische Motoren Werke AG	4,474	291,060
Continental AG	1,484	166,480
Daimler AG	12,246	507,502
Delivery Hero SE, 144A*	1,506	113,053
Puma SE	1,120	85,561
Volkswagen AG	434	72,969
Zalando SE, 144A*	1,875	81,823
(Cost $2,713,554)		1,990,020
Consumer Staples - 1.8%
Beiersdorf AG	1,347	141,118
Henkel AG & Co. KGaA	1,381	117,162
METRO AG	2,394	27,711
(Cost $326,403)		285,991
Financials - 16.4%
Allianz SE	5,617	1,207,933
Commerzbank AG	13,438	77,305
Deutsche Bank AG(a)	26,433	229,915
Deutsche Boerse AG	2,560	401,449
Hannover Rueck SE	815	144,855
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,942	494,591
(Cost $2,888,870)		2,556,048
Health Care - 12.1%
Bayer AG	13,223	951,905
Carl Zeiss Meditec AG	531	55,542
Fresenius Medical Care AG & Co. KGaA	2,871	219,706
Fresenius SE & Co. KGaA	5,632	263,713
Merck KGaA	1,743	209,832
QIAGEN NV*	3,019	110,650
Siemens Healthineers AG, 144A	2,031	82,185
(Cost $2,980,010)		1,893,533
Industrials - 12.8%
Brenntag AG	2,088	93,147
Deutsche Lufthansa AG	3,148	40,626
Deutsche Post AG	13,333	399,178
Fraport AG Frankfurt Airport Services Worldwide	545	34,258
GEA Group AG	2,037	53,835
HOCHTIEF AG	338	33,190
KION Group AG	854	45,442
Knorr-Bremse AG	646	65,603
MTU Aero Engines AG	703	171,280
Siemens AG	10,299	1,059,645
(Cost $2,265,318)		1,996,204
Information Technology - 14.0%
Infineon Technologies AG	16,855	349,702
SAP SE	13,229	1,629,240
Wirecard AG	1,581	200,627
(Cost $1,659,679)		2,179,569
Materials - 8.2%
BASF SE	12,372	724,970
Covestro AG, 144A	2,351	89,515
Evonik Industries AG	2,800	69,271
HeidelbergCement AG	1,990	118,279
LANXESS AG	1,111	58,025
Symrise AG	1,736	168,917
thyssenkrupp AG*	5,444	52,298
(Cost $2,017,583)		1,281,275
Real Estate - 4.6%
Aroundtown SA	16,475	142,373
Deutsche Wohnen SE	4,845	195,011
Vonovia SE	6,938	372,084
(Cost $596,047)		709,468
Utilities - 4.5%
E.ON SE	30,222	347,982
RWE AG	7,864	270,515
Uniper SE	2,693	79,496
(Cost $754,699)		697,993
TOTAL COMMON STOCKS (Cost $17,156,983)		14,391,848
PREFERRED STOCKS - 6.1%
Consumer Discretionary - 3.7%
Bayerische Motoren Werke AG	746	38,311
Porsche Automobil Holding SE	2,047	127,181
Volkswagen AG	2,503	410,554
(Cost $906,758)		576,046
Consumer Staples - 1.5%
Henkel AG & Co. KGaA (Cost $284,872)	2,414	223,002
Health Care - 0.7%
Sartorius AG (Cost $71,851)	475	108,546
Materials - 0.2%
FUCHS PETROLUB SE (Cost $40,311)	928	35,365
TOTAL PREFERRED STOCKS (Cost $1,303,792)		942,959
EXCHANGE-TRADED FUNDS - 0.8%
iShares Currency Hedged MSCI Germany ETF
(Cost $139,077)	4,811	126,674

CASH EQUIVALENTS - 2.3%
DWS Government Money Market Series "Institutional Shares", 1.54%(b) (Cost $356,076)	356,076	356,076

TOTAL INVESTMENTS - 101.5% (Cost $18,955,928)		$15,817,557
Other assets and liabilities, net - (1.5%)		(227,623)
NET ASSETS - 100.0%		$15,589,934

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
COMMON STOCKS — 1.5%
Financials — 1.5%
Deutsche Bank AG(a)
264,960	25,417	(128,266)	(249,521)	317,325	—	—	26,433	229,915
SECURITIES LENDING COLLATERAL — 0.0% DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(b)(c)
–	–(d)	—	—	—	63	—	—	—

CASH EQUIVALENTS — 2.3%
DWS Government Money Market Series "Institutional Shares", 1.54%(b)
266,383	4,069,520	(3,979,827)	—	—	4,894	—	356,076	356,076
531,343	4,094,937	(4,108,093)	(249,521)	317,325	4,957	—	382,509	585,991

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
DAX Mini Futures	EUR	3	$221,150	$195,714	3/20/2020	$(25,436)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

As of February 29, 2020, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(f)	Depreciation(f)
Citigroup Global Markets	3/4/2020	EUR	62,000	USD	68,832	$370	$—
Citigroup Global Markets	3/4/2020	EUR	5,703,367	USD	6,331,393	33,542	—
JP Morgan & Chase Co.	3/4/2020	EUR	1,665,000	USD	1,848,385	9,835	—
JP Morgan & Chase Co.	3/4/2020	EUR	225,000	USD	249,323	870	—
RBC Capital Markets	3/4/2020	EUR	9,004,019	USD	9,995,740	53,196	—
Citigroup Global Markets	3/4/2020	USD	6,333,429	EUR	5,765,367	32,885	—
JP Morgan & Chase Co.	3/4/2020	USD	106,110	EUR	96,000	—	(103)
JP Morgan & Chase Co.	3/4/2020	USD	1,970,619	EUR	1,794,000	10,376	—
RBC Capital Markets	3/4/2020	USD	1,375,424	EUR	1,274,100	31,480	—
RBC Capital Markets	3/4/2020	USD	8,491,509	EUR	7,729,919	44,130	—
Citigroup Global Markets	4/3/2020	EUR	5,765,367	USD	6,345,075	—	(33,353)
JP Morgan & Chase Co.	4/3/2020	EUR	1,794,000	USD	1,974,220	—	(10,545)
RBC Capital Markets	4/3/2020	EUR	7,729,919	USD	8,506,930	—	(44,949)
RBC Capital Markets	4/3/2020	USD	1,678,401	EUR	1,525,000	8,760	—
Total unrealized appreciation (depreciation)						$225,444	$(88,950)

Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$14,391,848	$—	$—	$14,391,848
Preferred Stocks(g)	942,959	—	—	942,959
Exchange-Traded Funds	126,674	—	—	126,674
Short-Term Investments	356,076	—	—	356,076
Derivatives(h)
Forward Foreign Currency Contracts	—	225,444	—	225,444
TOTAL	$15,817,557	$225,444	$—	$16,043,001

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(88,950)	$—	$(88,950)
Futures Contracts	(25,436)	—	—	(25,436)
TOTAL	$(25,436)	$(88,950)	$—	$(114,386)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.